UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|

Post-Effective Amendment No.   30                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              UNIFIED SERIES TRUST
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

   [ ] immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   |X| 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                GJMB GROWTH FUND


                                   PROSPECTUS

                                APRIL ____, 2005


INVESTMENT OBJECTIVE:
Long term capital appreciation




310 East Colorado Boulevard
Suite 802
Pasadena, California 91101
(888) 912-4562
























         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

HOW TO BUY SHARES..............................................................5

HOW TO REDEEM SHARES...........................................................7

DETERMINATION OF NET ASSET VALUE...............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY POLICY................................................................13

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the GJMB Growth Fund is long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund invests primarily in common stocks of U.S. companies, which the Fund's advisor believes offer superior prospects for growth. In this regard, the advisor seeks to invest in stocks with the following characteristics:

        o     Market capitalization in excess of $5 billion.
        o Seasoned businesses with at least 5 years of audited financial information.
        o     Industry leaders with strong brand recognition.
        o     Experienced and proven management teams.

         The Fund may also invest to a limited extent in comparable stocks of foreign companies by purchasing American Depositary Receipts ("ADRs"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock.

         The Fund is a non-diversified fund, which means that the Fund may take larger positions in a smaller number of companies than a diversified fund. Certain industry sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

         The Fund intends to remain substantially invested in large cap equity securities. If, however, the advisor believes that adequate investment opportunities that meet the Fund's investment criteria are not currently available, the Fund may invest up to 50% of its total assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees from investments in other mutual funds, primarily money market funds. The Fund may not achieve its investment objective when holding a substantial cash position.

         The Fund's sell discipline evolves around three basic strategies. A stock may be sold if: (a) the advisor feels that expected earnings are already reflected in the share price; (b) the advisor feels that the stock's fundamentals no longer meet the advisor's criteria; or (c) the advisor desires to increase the overall cash level of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o GROWTH RISK. The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund's advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.
o VOLATILITY RISK. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.
o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the Fund may have a greater concentration in technology or healthcare companies and weakness in these sectors could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Healthcare companies may be affected by significant government regulation, product liability and other litigation, and the obsolescence of products.
o FOREIGN RISK. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

GENERAL

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

IS THE FUND RIGHT FOR YOU?

         The Fund may be suitable for:

o     Long term investors seeking a fund with a growth investment strategy.
o     Investors willing to accept price fluctuations in their investment.
o Investors who can tolerate the greater risks associated with common stock investments.

HOW THE FUND HAS PERFORMED

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the GJMB Growth Fund, a series of Ameriprime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart and the table include the Predecessor Fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        TOTAL RETRUN AS OF DECEMBER 31*

                                [CHART OMMITTED]

12/31/99   12/31/2000   12/31/2001   12/31/2002    12/31/2003    12/31/2004
 25.59%      -9.05%      -11.42%       -14.70%       18.47%         2.42%


1

The Fund's total return for the three months ended March 31, 2005 was _______%.

         During the period shown, the highest return for a quarter was 16.29% (4th quarter, 1999); and the lowest return was -11.89% (3rd quarter, 2001).

          AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/04:

                                                                                   Since Inception
                                                       1 Year        5 Year        (January 4, 1999)
                                                       ------        ------        ------------------
The Fund

     Return Before Taxes                               2.42%         -3.57%             0.77%
     Return After Taxes on Distributions(1)            2.15%         -3.84%             0.52%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                            1.57%         -3.11%             0.55%
S&P 500 Index2
(reflects no deductions for fees, expenses, or
 taxes)                                               10.83%         -2.31%             1.24%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a representative sample of 500 leading companies in leading industries of the U.S. economy and, as such, is representative of a broader market and range of securities than is found in the Fund's portfolio.


                   FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1.............................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees............................................................1.20%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.01%
Total Annual Fund Operating Expenses.......................................1.21%

1 A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

Example:
--------

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year          3 years         5 Years         10 Years
        ------          -------         -------         --------
         $122             $381           $660            $1,455


                                HOW TO BUY SHARES

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in the Fund is $2,000. The advisor may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program, and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemption. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

         BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o        a check (subject to the minimum amounts) made payable to the Fund;

         Mail the application and check to:

         U.S. MAIL:                              OVERNIGHT:

         GJMB Growth Fund                        GJMB Growth Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent at (888) 912-4562 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         Huntington National Bank
         ABA #0440-0002-4
         Attn: GJMB Growth Fund
         Account Name _________________(write in shareholder name) For the Account # _______________(write in account number) D.D.A.# 01892204602

         You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

     -your name                        -your account number(s)
     -the name of your account(s)      -a check made payable to GJMB Growth Fund

Checks should be sent to the GJMB Growth Fund at the address listed above under the heading "How to Buy Shares - By Mail" in this Prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this Prospectus.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans

("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and to refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer charges will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. MAIL:                              OVERNIGHT:
         GJMB Growth Fund                        GJMB Growth Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a New Technology Signature Guarantee Stamp for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (888) 912-4562 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 912-4562. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (888) 912-4562. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

         FUND POLICY ON MARKET TIMING. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees. Requests to purchase or sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

         The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions, if any, will consist primarily of capital gains.

         TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

         The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


TYPE OF TRANSACTION                                          TAX STATUS
-------------------                                          ----------

Qualified dividend income                                  Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                  Ordinary income rate

Net long-term capital gain distributions                   Generally maximum 15% on non-corporate
                                                           taxpayers*

Sales of shares (including redemptions) owned              Gains taxed at generally maximum 15%
more than one year                                         on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                              Gains are taxed at the same rate as ordinary
for one year or less                                       income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                             MANAGEMENT OF THE FUND

         The Fund's investment advisor is Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The advisor is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio and managing the Fund's business affairs. The firm became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. As of March 31, 2004, the firm managed approximately $1.14 billion for individuals, trusts and pension plans. For the fiscal year ended December 31, 2004, the Fund paid the advisor a management fee equal to 1.20% of its average daily net assets.

         ABOUT THE PORTFOLIO MANAGER: Gary A. Pulford serves as the portfolio manager primarily responsible for the investment decisions of the Fund. Mr. Pulford joined the advisor in October of 1997 and, in addition to managing individual portfolios, is a principal of the firm. Mr. Pulford's investment career extends over more than 20 years. Immediately prior to joining the advisor, Mr. Pulford served as Vice-President of Investments for First American Trust Company from January 1995 through October 1997. While Mr. Pulford is primarily responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund's portfolio.

         The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance of the Fund (including its predecessor) since its inception. Certain information reflects financial results for a single share of the Fund's predecessor. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the period June 30, 2000 through December 31, 2001, and for the fiscal years ended December 31, 2002 through 2003 has been by McCurdy & Associates CPA's, Inc., and 2004 has been audited by Cohen McCurdy, Ltd., whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which are available from the Fund upon request without charge.

GJMB GROWTH FUND
FOR A SHARE OUTSTANDING DURING
THE PERIOD
                                                                                                                         YEAR
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED    YEAR ENDED  YEAR ENDED    ENDED
                                    DECEMBER      DECEMBER      DECEMBER 31,   DECEMBER 31,    JUNE 30,    JUNE 30,      JUNE
                                    31, 2004      31, 2003      2002           2001  (a)       2001        2000          30, 1999(b)
                                    -----------   -----------   -------------  ------------   ----------- ------------  ----------
SELECTED PER SHARE DATA
Net asset value, beginning of
period                              $   9.73       $   8.24       $   9.66      $   10.01       $  12.68      $  11.02      $  10.00
                                    ------------    -----------   -------------   ------------   -----------   ------------   ------
Income from investment operations

  Net investment income (loss)          0.08           0.01           0.02           0.01          0.05           0.05         0.02
  Net realized and unrealized
gain (loss)                             0.16           1.51         (1.44)          (0.30)        (2.33)          1.67         1.00
                                    ------------    -----------  -------------    ------------   -----------   ------------   ------

Total from investment operations        0.24           1.52         (1.42)          (0.29)        (2.28)          1.72         1.02
                                    ------------    -----------  -------------    ------------   -----------   ------------   ------
LESS DISTRIBUTIONS TO
SHAREHOLDERS:

  From net investment income           (0.08)         (0.03)            -           (0.05)        (0.05)         (0.02)           -

  From net realized gain                   -              -             -           (0.01)        (0.34)         (0.04)           -
                                    ------------    -----------  -------------    ------------  -----------   ------------   -------

Total distributions                    (0.08)         (0.03)            -           (0.06)        (0.39)         (0.06)           -
                                    ------------    -----------  -------------    ------------  -----------   ------------   -------


Net asset value, end of period      $  9.89          $   9.73     $   8.24         $   9.66      $  10.01      $  12.68     $ 11.02
                                   ============    ===========  =============    ============   ===========   ============  ========

TOTAL RETURN                        2.42%           18.47%       -14.70%          -2.93%(c)      -18.19%       15.61%      10.20%(c)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)     $  13,416       13,936     $  11,049         $  2,008         $ 12,69      $ 12,967       6,502


Ratio of expenses to average net
assets                                 1.20%         1.20%         1.20%           1.20%(d)       1.20%        1.20%        1.20%(d)
Ratio of expenses to average net
assets before waiver & reimbursement   1.21%         1.21%         1.22%           1.22%(d)       1.23%        1.22%        1.25%(d)
Ratio of net investment income to
   average net assets                  0.75%         0.16%         0.24%           0.27%(d)       0.40%        0.40%        0.34%(d)
Ratio of net investment income to
average net assets before waiver
    & reimbursement                    0.74%         0.14%         0.22%           0.25%(d)       0.38%        0.38%        0.28%(d)

Portfolio turnover rate               95.40%        81.15%       115.69%          40.72%         59.92%       16.99%       24.26%


(a) The fund elected to change its fiscal year to December 31. The figures shown are for the period July 1, 2001 to December 31, 2001
(b) For the period December 31, 1998 (Commencement of Operations) through June 30, 1999.
(c) Not annualized.

(d) Annualized.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

         Call the Fund at (888) 912-4562 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. The Fund currently does not have a web site and, as such, the Fund's SAI and Fund's annual and semi-annual reports are not made available on the Internet.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.








Investment Company Act #811-21237

                                GJMB GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                APRIL ____, 2005

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the GJMB Growth Fund dated __________, 2005. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal year ended December 31, 2004. A free copy of the Prospectus and the annual report can be obtained by writing the Fund's transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................5

INVESTMENT ADVISOR.............................................................7

TRUSTEES AND OFFICERS.........................................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................13

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................14

PROXY VOTING POLICY...........................................................15

DETERMINATION OF NET ASSET VALUE..............................................16

REDEMPTION IN-KIND............................................................17

INVESTMENT PERFORMANCE........................................................17

STATUS AND TAXATION OF THE FUND...............................................19

CUSTODIAN.....................................................................21

FUND SERVICES.................................................................21

ACCOUNTANTS...................................................................22

DISTRIBUTOR...................................................................22

FINANCIAL STATEMENTS..........................................................23

DESCRIPTION OF THE TRUST AND THE FUND

         GJMB Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. On January 3, 2003, The Fund acquired all the assets and liabilities of the GJMB Growth Fund, a series of AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Gamble, Jones Morphy & Bent (the "Advisor").


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Trustees determine, in their sole discretion, that failure to so redeem may have material adverse consequences to all or any of the Fund's shareholders. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

         As of March 15, 2005, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102 - 67.68%. As of April 5, 2004, National Financial Services, Corp., 200 Liberty Street #NY5D1, New York, NY 10281 - 30.69%.

         As of March 15, 2005 Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

         As of March 15, 2005, the Trustees and officers as a group beneficially owned less than 1% of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains additional information about the investments the Fund may make and some of the techniques it may use.

        A. EQUITY SECURITIES. The Fund may invest in equity securities, which
           ------------------
include common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants), American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and investment companies which invest primarily in the above. Common stock, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in rights, warrants or convertible stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock; rights; and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

         To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

        B. AMERICAN DEPOSITARY RECEIPTS. The Fund may invest up to 15% of its
           -----------------------------
assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

        C. PORTFOLIO TURNOVER. Although the Fund generally will not invest for
           -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended December 31, 2004 was 95.40%, and the portfolio turnover rate for the fiscal year ended December 31, 2003 was 81.15%.


                             INVESTMENT LIMITATIONS

         FUNDAMENTAL. The investment limitations described below have been
         ------------
adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares of the Fund" means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

        1. Borrowing Money. The Fund will not borrow money, except from: (a) a
           ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

        2. Senior Securities. The Fund will not issue senior securities. This
           ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

        3. Underwriting. The Fund will not act as underwriter of securities
           -------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

        4. Real Estate. The Fund will not purchase or sell real estate. This
           ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

        5. Commodities. The Fund will not purchase or sell commodities unless
           ------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

        6. Loans. The Fund will not make loans to other persons, except: (a) by
           ------
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

        7. Concentration. The Fund will not invest 25% or more of its total
           --------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         NON-FUNDAMENTAL. The following limitations have been adopted by the
         ----------------
Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

        1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any
           ---------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

        2. Borrowing. The Fund will not engage in borrowing (including reverse
           ----------
repurchase agreements).

        3. Margin Purchases. The Fund will not purchase securities or evidences
           -----------------
of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

        4. Short Sales. The Fund will not effect short sales of securities.
           ------------

        5. Options. The Fund will not purchase or sell puts, calls, options or
           --------
straddles, except as described in the Prospectus and this SAI.

        6. Illiquid Securities. The Fund will not purchase illiquid securities
           --------------------
which cannot be sold in the ordinary course of business or due to contractual or restrictions on resale.


                               INVESTMENT ADVISOR

         The Fund's Advisor is Gamble, Jones, Morphy & Bent. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones and Christopher E. Morphy, President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. As of March __, 2005, the Advisor had $___ billion in assets under management.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees, extraordinary expenses and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the

"Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on March 12, 2004.

         At an in-person meeting of the Board of Trustees held on March 14, 2005, the Trustees reviewed the Management Agreement between the Trust and the Advisor. The Trustees and legal counsel to the Trust and the Independent Trustees discussed the information provided by the Advisor to the Board in advance of the meeting, including current financial statements and Form ADV Part II of the Advisor, and a letter to the Board describing the Advisor's current business and compliance activities. Legal counsel advised the Board that there were no proposed changes to the Management Agreement. She noted that the Advisor's contractual commitment to reimburse the Fund for Trustees' fees and expenses (approximately 0.01% of average daily net assets) had expired and the Advisor had elected not to renew the reimbursement commitment.


         The Trustees then reviewed reports comparing the Fund's performance, management fee and total expenses to those of its peer group. The Board contacted Mr. Gary Pulford, portfolio manager of the Fund, to discuss the Fund's performance and the Advisor's business and compliance activities. Mr. Pulford advised the Board that he manages the Fund and separate accounts with approximately $93 million in assets under management. The Trustees questioned him about the Advisor's use of soft dollars, differences between his management of the Fund and his separate accounts, profitability of the Management Agreement, whether any personnel changes at the firm are anticipated, and his views on the large cap core equity market in general.

         The Trustees noted that the Fund's total expense ratio is lower than the average total expense ratio of its peer group (1.21% compared to 1.76%). The Trustees also discussed the fact that the Fund's performance was below the average performance of its peer group for the one-year period, but exceeded the performance of its peer group and benchmark for the three- and five-year periods. The Trustees questioned Mr. Pulford on his strategy for improving Fund performance in the future. At this point Mr. Pulford exited the meeting. Based on, among other factors, the Fund's low expense ratio and long-term performance record, the Trustees, including the Independent Trustees, unanimously determined that the continuance of the Management Agreement between the Trust and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.


         The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

           ---------------------------------------------------------------------------------------------------------
                     Fiscal Year Ended          Advisory Fees Accrued         Total Fees         Net Advisory Fees
                                                                          Reimbursed and/or             Paid
                                                                                Waived
           ---------------------------------------------------------------------------------------------------------
                     December 31, 2002                $140,601                $2,674                  $137,927
           ---------------------------------------------------------------------------------------------------------
                     December 31, 2003                $141,370                $1,902                 $ 139,468
           ---------------------------------------------------------------------------------------------------------
                     December 31, 2004                $163,712               $1,0241                  $162,688
           ---------------------------------------------------------------------------------------------------------
                  1The  contractual  fee waiver expired as of 12/31/04 and the Advisor  elected not to continue the contractual arrangement.

ABOUT THE PORTFOLIO MANAGER

         Gary Pulford serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of December 31, 2004, the Portfolio Manager was responsible for the management of the following types of accounts:

           ---------------------- ----------------- ---------------- ---------------------- ---------------------
            ACCOUNT TYPE             NUMBER OF       TOTAL ASSETS     NUMBER OF ACCOUNTS       TOTAL ASSETS BY
                                    ACCOUNTS BY                       BY TYPE SUBJECT TO    ACCOUNT TYPE SUBJECT
                                    ACCOUNT TYPE    BY ACCOUNT TYPE    A PERFORMANCE FEE    TO A PERFORMANCE FEE
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Registered                    0                N/A                 N/A                   N/A
           Investment Companies
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Pooled Investment             0                N/A                 N/A                   N/A
           Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Retail Accounts               65           $93,000,000              0                     0
           ---------------------- ----------------- ---------------- ---------------------- ---------------------

         The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager's compensation consist of a base salary. Additionally he receives a bonus relative to his share ownership in the Advisor, as well as quarterly bonuses relative to his assistance with the new business development process for separate accounts. The Portfolio Manager does not receive any additional compensation for his services relative to the Fund and also does not receive any compensation which is tied in any way to the performance of individual accounts or the Fund.


         As of February 2, 2005, the Portfolio Manager did not beneficially own any shares of the Fund.

          The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days' written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.

The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


                  TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding the Independent Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July 2002;
                                                      Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present;                   Advisors Trust since November 2002 and AmeriPrime Funds since
Independent Trustee, December 2002 to present         December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Advisors Trust since  November 2002 and AmeriPrime  Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund Complex currently consists of 26 series.

      The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.



----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust since  November 2002 and AmeriPrime
                                                      Funds  since  December  2002;  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------


----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice  President of Unified Fund  Services,  Inc., the
                                                      Trust's  administrator,  since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004;  Senior Vice  President and Chief
                                                      Information  Officer of Unified Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 1997 to November  2004;  President  of  AmeriPrime  Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief  Financial   Officer  and  Executive  Vice  President  of
                                                      Unified  Financial  Services,  Inc.,  the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director from
2002 to present                                       1989 to March 2002; Director of Unified Financial Securities,
                                                      Inc., the Trust's distributor, since December 2004, Chief
                                                      Financial Officer and Executive Vice President since June 1990;
                                                      Executive Vice President, Treasurer, and Chief Financial
                                                      Officer of Unified Fund Services, Inc., the Trust's
                                                      administrator, since 1990, Director since 2004; Treasurer and
                                                      Chief Financial Officer of AmeriPrime Funds and AmeriPrime
                                                      Advisors Trust since October 2002; Treasurer and Chief
                                                      Financial Officer of CCMI Funds since June 2003; Treasurer of
                                                      The Unified Funds from 1994 to 2002 and Firstar Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Secretary, September 2004 to present                  of U.S.  Bancorp Fund Services LLC from 2000 to December  2003,
                                                      Trust  Officer  from  1998 to  2000;  Secretary  of  AmeriPrime
                                                      Funds,   AmeriPrime   Advisors  Trust,  and  CCMI  Funds  since
                                                      September  2004;  Principal  Accounting  Officer  of  Lindbergh
                                                      Funds from February 2004 to February 2005.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer  of  AmeriPrime  Funds,   AmeriPrime
                                                      Advisors  Trust,  and CCMI  Funds  since  October  2004;  Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial  Securities,  Inc., the
                                                      Trust's  distributor,  since  December  2004 and  from  1997 to
                                                      2000, Chairman from 1997 to December 2004,  President from 1997 to 2000;  Director  of  Compliance  of Unified  Fund  Services,
                                                      Inc.,   the  Trust's   administrator,   from  October  2003  to
                                                      September 2004; Chief Compliance  Officer of Unified  Financial
                                                      Services,   Inc.,   the   parent   company   of   the   Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

      The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF SHARES OF ALL
                                          DOLLAR RANGE OF FUND SHARES           FUNDS WITHIN THE FUND COMPLEX*
               TRUSTEE
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.


         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $1,385                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,385                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $923                  $0                   $0                $24,000

------------------------------------ -------------------- -------------------- ------------------- ---------------------


==================================== ==================== ==================== =================== =====================
   NON-INDEPENDENT TRUSTEES AND           AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
             OFFICERS                   COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
                                       FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $923                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas   G.   Napurano,   CFO   and          $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,310                 $0                   $0              $125,000***
==================================== ==================== ==================== =================== =====================

    * Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

    ** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

    *** From Fund Complex and the three series in the CCMI Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal year ended December 31, 2004, Advisor directed brokerage transactions worth $18,181,453 to brokers on the basis of research services provided by such brokers to the Fund, of which $28,500 were commissions.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

         For the fiscal years ended December 31, 2002 through 2004, the Fund paid the following in brokerage commissions:

------------------------------------------------------------ ---------------------------------------------------------
                      FISCAL YEAR END                                         BROKERAGE COMMISSIONS
                      ---------------                                         ---------------------
------------------------------------------------------------ ---------------------------------------------------------
                     December 31, 2002                                               $18,850
------------------------------------------------------------ ---------------------------------------------------------
                     December 31, 2003                                                18,505
------------------------------------------------------------ ---------------------------------------------------------
                     December 31, 2004                                               $28,520
------------------------------------------------------------ ---------------------------------------------------------


         The Trust and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at (888) 912-4562. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

         Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

                               PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interest. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (888) 912-4562 to request a copy from the Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of its fiscal year ended December 31, 2004 is as follows:

              Net Assets                 =  Net Asset Value Per Share
        --------------------
         Shares Outstanding

         $13,416,500                     =  $9.89
        ----------------
           1,356,256

                               REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

                             INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment

                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the Prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The Fund may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use indices such as the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or

Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


                         STATUS AND TAXATION OF THE FUND

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

        o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
        o Diversify its investments in securities within certain statutory limits; and
        o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. For the fiscal year ended December 31, 2004, the Fund had no unused tax capital loss carryforwards.

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX

ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.


                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


                                  FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.



         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million). For the fiscal years ended December 31, 2003 and 2002, and the period July 1, 2001 through December 31, 2001, the Advisor paid fees of $22,313, $10,332, $19,302, respectively, on behalf of the Fund to Unified for these fund accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended December 31, 2003, 2002, and the period July 1, 2001 through December 31, 2001, Unified received $30,979, $15,637, and $19,991, from the Advisor for these administrative services.

         For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Advisor during the fiscal year ended December 31, 2004:


             -------------------------- ------------------------- ------------------------
               TRANSFER AGENCY FEES       FUND ACCOUNTING FEES      ADMINISTRATIVE FEES
             -------------------------- ------------------------- ------------------------
                       $15,948                   $22,293                   $31,007

             -------------------------- ------------------------- ------------------------


                                   ACCOUNTANTS


         The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.



                                   DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.


                              FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in this SAI are incorporated herein by reference to the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2004. You can obtain the Annual Report without charge by calling the Fund at (888) 912-4562.

                           PART C. OTHER INFORMATION

Item 22. Exhibits
         --------

(1)      (a)      Financial Statements included in Part A:  Financial Highlights
                  Table for the GJMB Growth Fund.

         (b) Financial Statements included in Part B: Audited Financial Statements for the GJMB Growth Fund.

(2)      (a)      Agreement and Declaration of Trust as filed with the State of
                  Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

         (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

         (c)      Instruments Defining Rights of Security Holders - None.

         (d)      Investment Advisory Contracts.

                  1. Copy of Registrant's Management Agreement with Ariston
                     Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  2. Copy of Registrant's Management Agreement with Corbin &
                     Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  3. Copy of Registrant's Management Agreement with Gamble,
                     Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                 4. Copy of Registrant's Management Agreement with GLOBALT, Inc.
                    with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                 5. Copy of Registrant's Management Agreement with Spectrum
                    Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                 6. Copy of Registrant's Management Agreement with StoneRidge
                    Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                 7. Copy of Registrant's Management Agreement with StoneRidge
                    Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                 8. Copy of Registrant's Management Agreement with Becker
                    Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

                 9. Copy of Registrant's Management Agreement with Dreman Value
                    Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                10. Copy of Registrant's Management Agreement with Dreman Value
                    Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                11. Copy of Registrant's Management Agreement with Dreman Value
                    Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                12. Copy of Registrant's Management Agreement with Crawford
                    Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                13. Copy of Registrant's Management Agreement with IMS Capital
                    Management, Inc.with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                14. Copy of Registrant's Management Agreement with IMS Capital
                    Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                15. Copy of Registrant's Management Agreement with IMS Capital
                    Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                16. Copy of Registrant's Management Agreement with Chinook
                    Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                17. Copy of Registrant's Management Agreement with Marco
                    Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

                18. Copy of Registrant's Management Agreement with Becker
                    Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

        (e)     (1) Underwriting Contracts. Copy of Registrant's Distribution
                    Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

                (2) Underwriting Contracts. Copy of Distribution Agreement among
                    Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                (3) Underwriting Contracts. Copy of Distribution Agreement among
                    Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                (4) Underwriting Contracts. Copy of Distribution Agreement among
                    Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

        (f)         Bonus or Profit Sharing Contracts - None.

        (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        (i)         Legal Opinion and Consent - None.

        (j)         Other Opinions -

                (1) Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements of the GJMB Growth Fund - To be filed.

                (2) Consent of McCurdy & Associates CPAs, Inc. in connection with use of the audited financial statements of the GJMB Growth Fund - To be filed.

        (k)         Omitted Financial Statements - None.

        (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        (m)     (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible
                    Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

        (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

        (o) Reserved.

        (p)     (1)  Amended Code of Ethics - To be filed.

                (2) Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

        (q)     (1)  Registrant's Revised Proxy Voting Policy - Filed with
                     Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                (5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                (6) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

                (7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                (8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                (9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

               (10) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (11) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

               (12) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

                  None.

Item 24. Indemnification
         ---------------

                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

                  Indemnification of Trustees, Officers, etc. Subject to and
                  -------------------------------------------
                  except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

                1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

                2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

                3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

                4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

                5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

                6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

                7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

                8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

                9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV
                    Part I filed via the IARD.

               10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IARD.

               11. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV
                    Part I filed via the IARD.

               12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV
                    Part I filed via the IARD.

Item 26. Principal Underwriters
         ----------------------

         Unified Financial Securities, Inc.  Unified Financial Securities, Inc.
         ----------------------------------
         serves as the principal underwriter for the Trust

               (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

               (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             -----                             -------------------

                  Thomas G. Napurano               Director, CFO and Exec. Vice      CFO and Treasurer
                                                   President

                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Mark C. Lewis                    Vice President                    None

                  Karyn E. Cunningham              Controller                        None

                  Lynn E. Woods                    Chief Compliance Officer          Chief Compliance Officer

               (c)      Not applicable.

Item 27. Location of Accounts and Records
         --------------------------------

         Unified Fund Services, Inc.
         431 N. Pennsylvania  Street
         Indianapolis, IN 46204

         Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

         Huntington National Bank
         41 South High Street
         Columbus, OH 43215

         Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

         Unified Financial Securities, Inc.
         431 N. Pennsylvania  Street
         Indianapolis,  IN  46204

         Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

         Ariston Capital Management Corp
         40 Lake Bellevue Drive, Suite 220
         Bellevue, WA 98005

         Corbin & Company
         1320 South University Drive, Suite 406
         Fort Worth, TX 76107

         Gamble, Jones, Morphy & Bent
         301 East Colorado Blvd., Suite 802
         Pasadena, CA 91101

         GLOBALT, Inc.
         3060 Peachtree Road, N.W.
         One Buckhead Plaza, Suite 225
         Atlanta, GA 30305

         Spectrum Advisory Services,  Inc.
         1050 Crown Pointe Parkway
         Atlanta, GA 30338

         StoneRidge Investment Partners, LLC
         3421 Saint Davids Road
         Newtown Square, PA  19073

         Becker Capital Management, Inc.
         1211 SW Fifth Avenue, Suite 2185
         Portland, OR  97204

         Dreman Value Management, LLC
         520 East Cooper Avenue
         Suite 230-4
         Aspen, CO 81611

         Crawford Investment Counsel, Inc.
         100 Galleria Parkway
         Suite 980
         Atlanta, GA 30339

         IMS Capital Management, Inc.
         8995 S.E. Otty Road
         Portland, OR 97266

         Chinook Capital Management
         4380 SW Macadam Ave
         Suite 250
         Portland, OR 97239

         Marco Investment Management, LLC
         300 Atlanta Financial Center
         3343 Peachtree Road, NE
         Atlanta, GA 30326


         Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------

                  None.

Item 29. Undertakings
         ------------

         Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

         Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on March 18, 2005.

                                                   UNIFIED SERIES TRUST

                                                   /s/  Anthony J. Ghoston
                                                   -----------------------------
                                                   Anthony J. Ghoston, President

Attest:

/s/      Thomas G. Napurano
---------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                       Title                  Date
---------                                       -----                  ----

/s/  Freddie Jacobs, Jr.   *                   Trustee            March 21, 2005
------------------------------------
 Daniel Condon

/s/  Freddie Jacobs, Jr.    *                  Trustee            March 21, 2005
------------------------------------
 Gary E. Hippenstiel

/s/   Freddie Jacobs, Jr.   *                  Trustee            March 21, 2005
-------------------------------------
 Stephen Little

/s/    Freddie JAcobs, Jr.  *                  Trustee            March 21, 2005
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.